INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Income (Loss) Before Income Taxes And Equity In Earnings Of Affiliates And Provision For Income Taxes

Income (loss) before income taxes and equity in earnings of affiliates and provision for income taxes for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Income (loss) before income taxes and equity in earnings of affiliates
Domestic	¥58,710	¥(11,415)	¥(21,001)	$(256,110)
Foreign	(1,628)	55,584	(10,936)	(133,366)

	¥57,082	¥44,169	¥(31,937)	$(389,476)

Provision for income taxes:
Current:
Domestic	¥26,897	¥(2,821)	¥13,302	$162,219
Foreign	647	24,322	19,007	231,793

	27,544	21,501	32,309	394,012

Deferred:
Domestic	(3,281)	415	(15,443)	(188,329)
Foreign	3,802	494	(8,643)	(105,403)

	521	909	(24,086)	(293,732)

Consolidated provision for income taxes	¥28,065	¥22,410	¥8,223	$100,280

Schedule Of Total Income Taxes Allocation

income taxes are allocated as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Provision for income taxes relating to continuing operations	¥28,065	¥22,410	¥8,223	$100,280
Equity:
Foreign currency translation adjustments	(2)	(20)	(25)	(305)
Net unrealized gains and losses on securities	361	65	837	10,207
Net unrealized gains and losses on derivatives	(547)	(8)	(7)	(85)
Pension liability adjustments	4,761	(94)	(10,928)	(133,268)

Total	¥32,638	¥22,353	¥(1,900)	$(23,171)

Schedule Of Reconciliation To Effective Tax Rate

The reconciliation of the statutory income tax (benefit) rate to the effective income tax rate is as follows:

	2010	2011	2012
Statutory tax (benefit) rate	41%	41%	(41)%
Nondeductible expenses	2	5	6
Change in valuation allowance	14	22	25
Tax credit for research and development	(8)	(2)	—
Unrecognized tax benefits	(1)	0	14
Taxes on undistributed earnings of foreign subsidiaries	3	0	1
Prior period tax accrual adjustment	(2)	0	(9)
Difference in statutory tax rates of foreign subsidiaries	(3)	(13)	(4)
Nondeductible goodwill impairment loss	—	—	13
Change in tax law and rate	—	—	23
Other, net	3	(2)	(2)

Effective tax rate	49%	51%	26%

Schedule Of Tax Effects Of Temporary Differences And Carryforwards

The tax effects of temporary differences and carryforwards giving rise to the consolidated deferred tax assets and liabilities as of March 31, 2011 and 2012 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Deferred tax assets:
Accrued expenses	¥22,176	¥20,126	$245,439
Property, plant and equipment	4,560	5,049	61,573
Accrued pension and severance costs	56,130	60,436	737,024
Net operating loss carryforwards	36,410	51,895	632,866
Goodwill and other intangible assets	—	6,453	78,695
Other	22,084	25,354	309,196

Total gross deferred tax assets	141,360	169,313	2,064,793
Less - Valuation allowance	(37,134)	(42,553)	(518,939)

Total deferred tax assets	104,226	126,760	1,545,854

Deferred tax liabilities:
Sales-type leases	(2,482)	(1,375)	(16,768)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(12,011)	(9,770)	(119,146)
Net unrealized gains and losses on securities	(1,993)	(2,815)	(34,329)
Basis difference of acquired intangible assets	(19,889)	(15,531)	(189,402)
Other	(6,811)	(4,778)	(58,270)

Total deferred tax liabilities	(43,186)	(34,269)	(417,915)

Net deferred tax assets	¥61,040	¥92,491	$1,127,939

Schedule Of Net Deferred Tax Assets

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Deferred tax assets:
Accrued expenses	¥22,176	¥20,126	$245,439
Property, plant and equipment	4,560	5,049	61,573
Accrued pension and severance costs	56,130	60,436	737,024
Net operating loss carryforwards	36,410	51,895	632,866
Goodwill and other intangible assets	—	6,453	78,695
Other	22,084	25,354	309,196

Total gross deferred tax assets	141,360	169,313	2,064,793
Less - Valuation allowance	(37,134)	(42,553)	(518,939)

Total deferred tax assets	104,226	126,760	1,545,854

Deferred tax liabilities:
Sales-type leases	(2,482)	(1,375)	(16,768)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(12,011)	(9,770)	(119,146)
Net unrealized gains and losses on securities	(1,993)	(2,815)	(34,329)
Basis difference of acquired intangible assets	(19,889)	(15,531)	(189,402)
Other	(6,811)	(4,778)	(58,270)

Total deferred tax liabilities	(43,186)	(34,269)	(417,915)

Net deferred tax assets	¥61,040	¥92,491	$1,127,939

Net deferred tax assets as of March 31, 2011 and 2012 are included in the consolidated balance sheets as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Deferred income taxes and other (Current assets)	¥47,967	¥52,369	$638,646
Lease deposits and other (Investments and other assets)	35,707	53,343	650,524
Accrued expenses and other (Current liabilities)	(3,188)	(2,957)	(36,060)
Deferred income taxes and other (Long-term liabilities)	(19,446)	(10,264)	(125,171)

Total	¥61,040	¥92,491	$1,127,939

Reconciliation Of Unrecognized Tax Benefits

Reconciliations of the beginning and ending amount of unrecognized tax benefits are as follows:

	Millions of Yen			Thousands of U.S. dollars
	2010	2011	2012	2012
Beginning balance	¥11,816	¥12,050	¥10,453	$127,476
Additions for tax positions of current year	473	12	4,588	55,950
Additions for tax positions of prior years	1,573	148	1,692	20,634
Reductions for tax positions of prior years	(519)	(313)	(269)	(3,280)
Settlements	(628)	(243)	(103)	(1,256)
Effect of exchange rate changes	(665)	(1,201)	(68)	(829)

Ending balance	¥12,050	¥10,453	¥16,293	$(198,695)